Shareholder Fees	Nov. 25, 2025 USD ($)
Class A Prospectus - PACE Mortgage-Backed Securities Fixed Income Investments | PACE Mortgage-Backed Securities Fixed Income Investments | Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]
Exchange Fee	$ 0
Class A Prospectus - PACE Intermediate Fixed Income Investments | PACE Intermediate Fixed Income Investments | Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[2]
Exchange Fee	$ 0
Class A Prospectus - PACE Strategic Fixed Income Investments | PACE Strategic Fixed Income Investments | Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[3]
Exchange Fee	$ 0
Class A Prospectus - PACE Municipal Fixed Income Investments | PACE Municipal Fixed Income Investments | Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.25%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[4]
Exchange Fee	$ 0
Class A Prospectus - PACE Global Fixed Income Investments | PACE Global Fixed Income Investments | CLASS A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[5]
Exchange Fee	$ 0
Class A Prospectus - PACE High Yield Investments | PACE High Yield Investments | Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[6]
Exchange Fee	$ 0
Class A Prospectus - PACE Large Co Value Equity Investments | PACE Large Co Value Equity Investments | CLASS A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[7]
Exchange Fee	$ 0
Class A Prospectus - PACE Large Co Growth Equity Investments | PACE Large Co Growth Equity Investments | CLASS A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[8]
Exchange Fee	$ 0
Class A Prospectus - PACE Small/Medium Co Value Equity Investments | PACE Small/Medium Co Value Equity Investments | CLASS A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[9]
Exchange Fee	$ 0
Class A Prospectus - PACE Small/Medium Co Growth Equity Investments | PACE Small/Medium Co Growth Equity Investments | CLASS A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[10]
Exchange Fee	$ 0
Class A Prospectus - PACE International Equity Investments | PACE International Equity Investments | CLASS A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[11]
Exchange Fee	$ 0
Class A Prospectus - PACE International Emerging Markets Equity Investments | PACE International Emerging Markets Equity Investments | CLASS A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[12]
Exchange Fee	$ 0
Class A Prospectus - PACE Global Real Estate Securities Investments | PACE Global Real Estate Securities Investments | Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[13]
Exchange Fee	$ 0
Class A Prospectus - PACE Alternative Strategies Investments | PACE Alternative Strategies Investments | Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[14]
Exchange Fee	$ 0
Class P Prospectus - UBS Government Money Market Investments Fund | UBS Government Money Market Investments Fund | Class P
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	[15]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[15]
Class P Prospectus - PACE Mortgage-Backed Securities Fixed Income Investments | PACE Mortgage-Backed Securities Fixed Income Investments | Class P
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	[16]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[16]
Class P Prospectus - PACE Intermediate Fixed Income Investments | PACE Intermediate Fixed Income Investments | Class P
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	[17]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[17]
Class P Prospectus - PACE Strategic Fixed Income Investments | PACE Strategic Fixed Income Investments | Class P
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	[18]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[18]
Class P Prospectus - PACE Municipal Fixed Income Investments | PACE Municipal Fixed Income Investments | Class P
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	[19]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[19]
Class P Prospectus - PACE Global Fixed Income Investments | PACE Global Fixed Income Investments | Class P
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	[20]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[20]
Class P Prospectus - PACE High Yield Investments | PACE High Yield Investments | Class P
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	[21]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[21]
Class P Prospectus - PACE Large Co Value Equity Investments | PACE Large Co Value Equity Investments | Class P
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	[22]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[22]
Class P Prospectus - PACE Large Co Growth Equity Investments | PACE Large Co Growth Equity Investments | Class P
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	[23]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[23]
Class P Prospectus - PACE Small/Medium Co Value Equity Investments | PACE Small/Medium Co Value Equity Investments | Class P
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	[24]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[24]
Class P Prospectus - PACE Small/Medium Co Growth Equity Investments | PACE Small/Medium Co Growth Equity Investments | Class P
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	[25]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[25]
Class P Prospectus - PACE International Equity Investments | PACE International Equity Investments | Class P
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	[26]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[26]
Class P Prospectus - PACE International Emerging Markets Equity Investments | PACE International Emerging Markets Equity Investments | Class P
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	[27]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[27]
Class P Prospectus - PACE Global Real Estate Securities Investments | PACE Global Real Estate Securities Investments | Class P
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	[28]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[28]
Class P Prospectus - PACE Alternative Strategies Investments | PACE Alternative Strategies Investments | Class P
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	[29]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[29]
Class P2 Prospectus - PACE Mortgage-Backed Securities Fixed Income Investments | PACE Mortgage-Backed Securities Fixed Income Investments | Class P2
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Class P2 Prospectus - PACE Intermediate Fixed Income Investments | PACE Intermediate Fixed Income Investments | Class P2
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Class P2 Prospectus - PACE Strategic Fixed Income Investments | PACE Strategic Fixed Income Investments | Class P2
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Class P2 Prospectus - PACE Municipal Fixed Income Investments | PACE Municipal Fixed Income Investments | Class P2
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Class P2 Prospectus - PACE Global Fixed Income Investments | PACE Global Fixed Income Investments | Class P2
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Class P2 Prospectus - PACE High Yield Investments | PACE High Yield Investments | Class P2
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Class P2 Prospectus - PACE Large Co Value Equity Investments | PACE Large Co Value Equity Investments | Class P2
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Class P2 Prospectus - PACE Large Co Growth Equity Investments | PACE Large Co Growth Equity Investments | Class P2
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Class P2 Prospectus - PACE Small/Medium Co Value Equity Investments | PACE Small/Medium Co Value Equity Investments | Class P2
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Class P2 Prospectus - PACE Small/Medium Co Growth Equity Investments | PACE Small/Medium Co Growth Equity Investments | Class P2
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Class P2 Prospectus - PACE International Equity Investments | PACE International Equity Investments | Class P2
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Class P2 Prospectus - PACE International Emerging Markets Equity Investments | PACE International Emerging Markets Equity Investments | Class P2
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Class P2 Prospectus - PACE Global Real Estate Securities Investments | PACE Global Real Estate Securities Investments | Class P2
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Class P2 Prospectus - PACE Alternative Strategies Investments | PACE Alternative Strategies Investments | Class P2
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
UBS Government Money Market Investments Fund | UBS Government Money Market Investments Fund | Class P
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	[30]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[30]

[1]	Purchases of $1 million or more that were not subject to a front-end sales charge are subject to a 1% contingent deferred sales charge ("CDSC") if sold within one year of the purchase date.
[2]	Purchases of $1 million or more that were not subject to a front-end sales charge are subject to a 1% contingent deferred sales charge ("CDSC") if sold within one year of the purchase date.
[3]	Purchases of $1 million or more that were not subject to a front-end sales charge are subject to a 1% contingent deferred sales charge ("CDSC") if sold within one year of the purchase date.
[4]	Purchases of $1 million or more that were not subject to a front-end sales charge are subject to a 1% contingent deferred sales charge ("CDSC") if sold within one year of the purchase date.
[5]	Purchases of $1 million or more that were not subject to a front-end sales charge are subject to a 1% contingent deferred sales charge ("CDSC") if sold within one year of the purchase date.
[6]	Purchases of $1 million or more that were not subject to a front-end sales charge are subject to a 1% contingent deferred sales charge ("CDSC") if sold within one year of the purchase date.
[7]	Purchases of $1 million or more that were not subject to a front-end sales charge are subject to a 1% contingent deferred sales charge ("CDSC") if sold within one year of the purchase date.
[8]	Purchases of $1 million or more that were not subject to a front-end sales charge are subject to a 1% contingent deferred sales charge ("CDSC") if sold within one year of the purchase date.
[9]	Purchases of $1 million or more that were not subject to a front-end sales charge are subject to a 1% contingent deferred sales charge ("CDSC") if sold within one year of the purchase date.
[10]	Purchases of $1 million or more that were not subject to a front-end sales charge are subject to a 1% contingent deferred sales charge ("CDSC") if sold within one year of the purchase date.
[11]	Purchases of $1 million or more that were not subject to a front-end sales charge are subject to a 1% contingent deferred sales charge ("CDSC") if sold within one year of the purchase date.
[12]	Purchases of $1 million or more that were not subject to a front-end sales charge are subject to a 1% contingent deferred sales charge ("CDSC") if sold within one year of the purchase date.
[13]	Purchases of $1 million or more that were not subject to a front-end sales charge are subject to a 1% contingent deferred sales charge ("CDSC") if sold within one year of the purchase date.
[14]	Purchases of $1 million or more that were not subject to a front-end sales charge are subject to a 1% contingent deferred sales charge ("CDSC") if sold within one year of the purchase date.
[15]	Class P shares held through the PACE Select Advisors Program are subject to a maximum Program fee of 2.50%. Class P shares held through other advisory programs also may be subject to a program fee.
[16]	Class P shares held through the PACE Select Advisors Program are subject to a maximum Program fee of 2.50%. Class P shares held through other advisory programs also may be subject to a program fee.
[17]	Class P shares held through the PACE Select Advisors Program are subject to a maximum Program fee of 2.50%. Class P shares held through other advisory programs also may be subject to a program fee.
[18]	Class P shares held through the PACE Select Advisors Program are subject to a maximum Program fee of 2.50%. Class P shares held through other advisory programs also may be subject to a program fee.
[19]	Class P shares held through the PACE Select Advisors Program are subject to a maximum Program fee of 2.50%. Class P shares held through other advisory programs also may be subject to a program fee.
[20]	Class P shares held through the PACE Select Advisors Program are subject to a maximum Program fee of 2.50%. Class P shares held through other advisory programs also may be subject to a program fee.
[21]	Class P shares held through the PACE Select Advisors Program are subject to a maximum Program fee of 2.50%. Class P shares held through other advisory programs also may be subject to a program fee.
[22]	Class P shares held through the PACE Select Advisors Program are subject to a maximum Program fee of 2.50%. Class P shares held through other advisory programs also may be subject to a program fee.
[23]	Class P shares held through the PACE Select Advisors Program are subject to a maximum Program fee of 2.50%. Class P shares held through other advisory programs also may be subject to a program fee.
[24]	Class P shares held through the PACE Select Advisors Program are subject to a maximum Program fee of 2.50%. Class P shares held through other advisory programs also may be subject to a program fee.
[25]	Class P shares held through the PACE Select Advisors Program are subject to a maximum Program fee of 2.50%. Class P shares held through other advisory programs also may be subject to a program fee.
[26]	Class P shares held through the PACE Select Advisors Program are subject to a maximum Program fee of 2.50%. Class P shares held through other advisory programs also may be subject to a program fee.
[27]	Class P shares held through the PACE Select Advisors Program are subject to a maximum Program fee of 2.50%. Class P shares held through other advisory programs also may be subject to a program fee.
[28]	Class P shares held through the PACE Select Advisors Program are subject to a maximum Program fee of 2.50%. Class P shares held through other advisory programs also may be subject to a program fee.
[29]	Class P shares held through the PACE Select Advisors Program are subject to a maximum Program fee of 2.50%. Class P shares held through other advisory programs also may be subject to a program fee.
[30]	Class P shares held through advisory programs may be subject to a program fee.